PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,
	2016	2015
Laboratory equipment	$2,398,685	$2,559,986
Computer/office equipment and software	115,885	187,337
Furniture, fixtures and office equipment	73,734	73,734
Leasehold improvements	75,262	75,262
	2,663,566	2,896,319
Less - Accumulated depreciation and amortization	(1,761,469)	(1,384,826)
Total property and equipment, net	$902,097	$1,511,493

The Company recognized depreciation and amortization expense of $609,396 and $616,523 for the years ended December 31, 2016 and 2015, respectively. During the year ended December 31, 2016, the Company retired property and equipment with a gross cost of $232,753 which had no remaining carrying value. During the year ended December 31, 2015, the Company retired leasehold improvements with a gross cost of $112,507 and expensed the remaining net carrying value of $22,962 associated with the write-down of leasehold improvements due to a relocation of the Company’s corporate office and research laboratories in March 2015 (see Note 8).